Leases (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Leases [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2022	June 30, 2022
Right of use assets	$990,436	$1,327,575
Operating lease liabilities, current	587,140	625,048
Operating lease liabilities, noncurrent	263,427	551,221
Total operating lease liabilities	$850,567	$1,176,269

	As of June 30,
	2022	2021
Right of use assets	$1,327,575	$1,257,911
Operating lease liabilities, current	625,048	574,825
Operating lease liabilities, noncurrent	551,221	628,046
Total operating lease liabilities	$1,176,269	$1,202,871

Schedule of other information about leases
	For the Six Months Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$304,799	$1,372,688
Operating cash flows used in short-term leases	$9,331	$10,867

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$34,650	$1,385,892

Weighted average remaining lease term (years)	1.61	2.31
Weighted average discount rate	4.75%	4.75%

	For the Years Ended June 30,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$698,602	$638,193	$373,662

Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$738,894	$952,961	$130,400

Weighted average remaining lease term (years)	2.09	2.26	2.47
Weighted average discount rate	4.75%	4.75%	4.75%

Schedule of maturity analysis of operating lease liabilities
December 31, 2022
For the six months ended June 30, 2023	$352,804
For the year ending June 30, 2024	420,427
For the year ending June 30, 2025	111,663
For the year ending June 30, 2026	—
For the year ending June 30, 2027	—
Thereafter	—
Total lease payments	884,894
Less: Imputed interest	(34,327)
Present value of lease liabilities	$850,567
Less: Operating lease liabilities, current	(587,140)
Operating lease liabilities, noncurrent	$(263,427)

Year ended June 30,	Operating leases
2023	$706,931
2024	418,005
2025	110,218
2026	—
2027	—
Thereafter	—
Total lease payments	1,235,154
Less: Imputed interest	(58,885)
Present value of lease liabilities	1,176,269
Less: operating lease liabilities, current	(625,048)
Operating lease liabilities, noncurrent	$551,221